Marketable securities	9 Months Ended
Sep. 30, 2026
Disclosure of financial assets [abstract]
Disclosure of financial assets [text block]
10 MARKETABLE SECURITIES

	Average yield p.a. %	09/30/2026	12/31/2025
In local currency
Private funds	97.75% of CDI	541,111	526,526
Private Securities ("CDBs")	101.32% of CDI	4,599,861	7,045,434
Public Securities	IPCA + 6.15%	1,344,419	1,274,439
CDBs - Escrow Account (1)	99.55% of CDI	348,709	319,680
Public Securities - Instituto de Crédito Oficial (ICO)	12.06%	1,031,026	633,428
Other	TR + 6.00%	15,324	25,618
		7,880,450	9,825,125
Foreign currency
Time deposits (2)	4.41%	259,551	421,291
Other		11,854	6,038
		271,405	427,329
		8,151,855	10,252,454

Current		7,781,720	9,932,774
Non-Current		370,135	319,680

(1)Refers to escrow accounts, which will be released only after obtaining the applicable governmental approvals, and pending compliance by the Company with the conditions precedent in transactions involving the sale of rural properties.
(2)Refers to Time Deposit investments, with maturities over 90 days, which are remunerated bank deposits with specific maturity periods.